Employee Benefit Plans - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended				12 Months Ended							1 Months Ended		12 Months Ended
	Oct. 31, 2011	Jan. 01, 2008	Dec. 31, 2012 Employee Age	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012 Supplemental Retirement Plans	Dec. 31, 2011 Supplemental Retirement Plans	Dec. 31, 2010 Supplemental Retirement Plans	Dec. 31, 2012 Split-dollar life insurance arrangements	Dec. 31, 2011 Split-dollar life insurance arrangements	Dec. 31, 2010 Split-dollar life insurance arrangements	Dec. 31, 2008 Split-dollar life insurance arrangements	Jun. 30, 2012 Board of Directors Chairman	Jun. 30, 2012 President	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2012 Equity securities COMMON STOCK	Dec. 31, 2011 Equity securities COMMON STOCK	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan, eligibility age			21
Defined benefit pension plan, required service period			1 year
Unrecognized net actuarial losses			$ 4,200,000	$ 3,900,000
Projected benefit obligation, discount rate			4.50%	5.25%	5.50%
Projected benefit obligation, rate of increase in future compensation levels			0.00%	0.00%	0.00%
Defined benefit pension plan, accumulated benefit obligation			7,500,000	6,600,000
Estimated net loss that will be amortized from accumulated other comprehensive loss into net periodic pension cost			302,000
Long term expected inflation rate																				2.00%	3.50%
Expected long-term rate of return on plan assets			8.00%	8.00%	8.00%
Common stock, shares outstanding			7,055,946	5,832,360		7,064,489												30,294	30,294
Fair value of common stock shares																		385,000	342,000
Fair value of assets by investment category																43.00%	86.70%	5.20%	5.00%
Profit Sharing-Stock Ownership plan, employee contribution			812,000	709,000	635,000
Profit Sharing-Stock Ownership plan, employer contribution			652,000	591,000	544,000
Profit Sharing-Stock Ownership plan, vesting percentage		3.00%
Profit Sharing-Stock Ownership plan, maximum matching contribution		4.00%
Defined contribution plan, total liabilities							3,100,000	2,700,000		350,000	335,000
Defined contribution plan, expense recorded							492,000	514,000	537,000	15,000	136,000	77,000
Salary continuation agreements, amount paid							45,000	45,000	45,000
Employment agreement end date														Dec. 31, 2014
Employment agreement, term	3 years														3 years
Employment agreement, additional term	3 years														1 year
Number of officers who will receive lump sum severance payment			5
Adoption of new accounting principle, effect on retained earnings													$ 320,000